Long-term debt and credit facility	12 Months Ended
Dec. 31, 2024
Long-term debt and credit facility
Long-term debt and credit facility
15.	Long-term debt and credit facility

	2024	2023
	($)	($)
Balance – Beginning of year	16,923	16,919
Additions – Credit Facility	65,723	—
Additions – Mining equipment financings	1,065	5,878
Repayment of Credit Facility and mining equipment financings	(43,253)	(5,675)
Interest capitalized	5,377	—
Interest paid	(3,696)	—
Currency translation adjustments	3,678	(199)
Balance – End of year	45,817	16,923

Current portion	40,314	11,821
Non-current portion	5,503	5,102
	45,817	16,923

Credit Facility

On March 1, 2024, the Company entered into a credit agreement with National Bank of Canada providing for a US$50 million delayed draw term loan (the “Credit Facility"). The Credit Facility has to be exclusively used to fund ongoing detailed engineering and pre-construction activities at the Cariboo gold project. The Credit Facility had an original term of 12 months from the closing date, being February 28, 2025. On June 10, 2024, the Company entered into a first amending agreement to the Credit Facility to extend the maturity date of the Credit Facility to October 31, 2025, subject to the Company completing a capital raise of at least US$20 million prior to October 31, 2024. The amendments also provide for the reduction in the mandatory prepayment amount to 50% for the incremental amount of capital raised in excess of US$25 million in respect of certain financings. In connection with the closing of the private placements as described in Note 20, the maturity date of the Credit Facility was extended to October 31, 2025.

The draws made under the Credit Facility can be by way of a base rate loan or a term benchmark loan, on which differing interest rate will apply. Interest are payable quarterly on the outstanding principal amount at a rate per annum equal to the following, provided that each such rate shall be increased by 0.50% per annum each 90 days following March 1, 2024:

-	For a Base Rate Loan: the greater of (i) the federal funds effective rate plus 0.50% and (ii) the National Bank variable rate of interest for United States dollar loans in Canada, plus (iii) 4.00% per annum.
-	For a Term Benchmark Loan: (i) the Secured Overnight Financing Rate ("SOFR"); plus (ii) an additional 0.10%, 0.15% and 0.25% per annum for one, three and six month draws, respectively, plus (iii) 5.00% per annum.

As described in the original Credit Facility agreement and the second amending agreement dated December 20, 2024, the Credit Facility is subject to certain conditions and covenants that require the Company to maintain certain financial ratios, including the Company’s tangible net worth, minimum liquidity and other non-financial requirements. As at December 31, 2024, all such ratios and requirements were met.

In addition, the obligations under the Credit Facility are secured against all of the present and future assets and property of Barkerville and the shares of Barkerville as held by the Company.

On March 1, 2024, an amount of US$25.0 million ($33.9 million) was drawn as a Term Benchmark Loan under the Credit Facility, net of US$0.7 million ($1.0 million) of fees. On September 4, 2024, a final amount of US$25.0 million ($33.8 million) was drawn as a Term Benchmark Loan under the Credit Facility, net of US$0.7 million ($1.0 million) of fees. Following the completion of the non-brokered and brokered private placements completed in 2024 and described in Note 20, and pursuant to the Credit Facility agreement, the Company completed mandatory prepayments totalling US$25.0 million ($35.0 million) in October and November 2024.

Mining equipment financings

The Company financed a portion of the mining equipment acquisitions with third parties. The loans are guaranteed by the mining equipment and are payable in monthly instalments.

The schedule for expected payments of the mining equipment financings and Credit Facility are as follows:

	Less than 1 year	1-2 years	3-4 years
	$	$	$
Total payments – Mining equipment financings	4,697	5,156	347
Total payments – Credit Facility (principal)	35,618	—	—